Note 9 - Long-term Debt (Details) (USD $)	1 Months Ended		9 Months Ended				1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended
	Oct. 25, 2013	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 27, 2013 LPG Vessels [Member] Maximum [Member]	Sep. 30, 2013 Term Loan 5 [Member]	Sep. 30, 2013 Minimum [Member]	Sep. 30, 2013 Minimum [Member]	Sep. 30, 2013 Maximum [Member]	Sep. 30, 2013 Maximum [Member]	Sep. 30, 2012 Not To Exceed [Member]	Sep. 30, 2013 Not To Exceed [Member]	Sep. 30, 2012 Numerator [Member]	Sep. 30, 2012 Denominator [Member]	Sep. 30, 2012 Lesser of [Member] Condition Met At Delivery [Member]	Sep. 30, 2012 Lesser of [Member] Condition Not Being Met [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt	$ 8,450,000	$ 36,762,500	$ 36,762,500												$ 67,200,000	$ 62,500,000
Percentage Of Aggregate Market Value Exceeds Outstanding Debt							1.25		1.30
Percentage of Total Debt To Total Maket Value Adjusted Assets											80.00%
EBITDA To Interest Expense													2.50%	1.00%
Cash				2,100,000
Percentage of Dividends Paid To Free Cash Flow												50.00%
Debt Instrument, Basis Spread on Variable Rate								0.70%		3.00%
Debt, Weighted Average Interest Rate		2.26%	2.26%	2.43%
Interest Expense, Debt			5,834,692	6,873,954
Interest Costs Capitalized			441,386	160,439
Line of Credit Facility, Amount Outstanding		8,450,000	8,450,000			25,000,000
Cash Collateral for Borrowed Securities						2,050,000
Quarterly Commitment Fee Percentage		0.98%
Percentage of Fair Market Value of Vessel Subject to the Minimum Employment Condition															70.00%	65.00%
Percentage of Fair Market Value of Vessel Subject to the Minimum Employment Condition															70.00%	65.00%
Aggregate Indebtedness					$ 35,000,000